Finance costs (Tables)	6 Months Ended
Jun. 30, 2024
Finance costs.
Summary of detailed information about finance income, finance expenses and net foreign exchange gains or losses

	For the six months ended June 30,
(Euro thousands)	2024	2023
Finance income
- Net foreign exchange gains	120	—
- Interest income	31	161
Total finance income	151	161
Finance expenses
- Interest expense on lease liabilities	(3,647)	(3,300)
- Interest expense on borrowings	(9,492)	(5,244)
- Net foreign exchange losses	—	(3,455)
- Other	(199)	(132)
Total finance expenses	(13,338)	(12,131)
Total finance costs - net	(13,187)	(11,970)